Financial Risk Management - Summary of Company's Exposure to Exchange Risk and Pre-tax Effects on Earnings and Other Comprehensive Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Canadian Dollar [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	$ (2,549)
Income loss from a five percent decrease in Foreign Currency exchange risk before tax	37
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	(165)
Indian Rupee [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	101
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	5
Chilean Peso [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	602
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	30
Euro [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	(411)
Income loss from a five percent decrease in Foreign Currency exchange risk before tax	2
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	(23)
Australian Dollar [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	597
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	30
Chinese Yuan [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	3,822
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	$ 191